Assets Pledged As Collateral Or For Security	12 Months Ended
Dec. 31, 2021
Assets Pledged As Collateral Or For Security [Abstract]
ASSETS PLEDGED AS COLLATERAL OR FOR SECURITY	ASSETS PLEDGED AS COLLATERAL OR FOR SECURITY
The following assets were provided as collateral for bank borrowings, lease guarantees, government grants and outsourcing productions:

	December 31
	2021	2020
Demand deposits reserved for loan payment	$1,011	$997
Pledged time deposits	$222	$1,525